Unaudited Condensed Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash and cash equivalents (including amounts of the consolidated VIEs of RMB8,445,208 and RMB5,966,014 (US$879,282) as of December 31, 2025 and June 30, 2026, respectively)	$ 1,857,891	¥ 12,605,976	¥ 9,580,367
Accounts receivable, net (including amounts of the consolidated VIEs of RMB18,440,482 and RMB43,697,833 (US$6,440,263) as of December 31, 2025 and June 30, 2026, respectively)	6,440,263	43,697,833	18,440,482
Accounts receivable - a related party (including amounts of the consolidated VIEs of RMB831,436 and RMB987,580 (US$145,551) as of December 31, 2025 and June 30, 2026, respectively)	145,551	987,580	831,436
Inventories (including amounts of the consolidated VIEs of RMB8,280,145 and RMB5,660,426 (US$834,243) as of December 31, 2025 and June 30, 2026, respectively)	834,243	5,660,426	8,280,145
Other receivables, net (including amounts of the consolidated VIEs of RMB5,824,886 and RMB4,778,822 (US$704,312) as of December 31, 2025 and June 30, 2026, respectively)	707,684	4,801,705	63,517,961
Advances to suppliers (including amounts of the consolidated VIEs of RMB679,196 and RMB698,763 (US$102,985) as of December 31, 2025 and June 30, 2026, respectively)	102,985	698,763	679,196
Total current assets	10,868,028	73,740,665	104,966,626
Property and equipment, net (including amounts of the consolidated VIEs of RMB1,246,568 and RMB880,241 (US$129,732) as of December 31, 2025 and June 30, 2026, respectively)	129,732	880,241	1,246,568
Other non-current assets (including amounts of the consolidated VIEs of RMB1,344,232 and RMB1,498,032 (US$220,783) as of December 31, 2025 and June 30, 2026, respectively)	220,783	1,498,032	1,344,232
Total non-current assets	350,515	2,378,273	2,590,800
Total assets	11,218,543	76,118,938	107,557,426
Current liabilities:
Accounts payable (including amounts of the consolidated VIEs of RMB44,813,902 and RMB35,117,924 (US$5,175,742) as of December 31, 2025 and June 30, 2026, respectively)	5,175,742	35,117,924	44,813,902
Short-term bank loans	7,516,470	51,000,000	53,000,000
Long-term bank loans, current (including amounts of the consolidated VIEs of RMB3,700,000 and RMB1,540,000 (US$226,968) as of December 31, 2025 and June 30, 2026, respectively)	226,968	1,540,000	3,700,000
Long-term loans, current (including amounts of the consolidated VIEs of RMB10,000,000 and RMB10,000,000 (US$1,473,818) as of December 31, 2025 and June 30, 2026, respectively)	1,473,818	10,000,000	10,000,000
Salary and welfare payable (including amounts of the consolidated VIEs of RMB14,477,975 and RMB15,642,035 (US$2,305,351) as of December 31, 2025 and June 30, 2026, respectively)	2,329,340	15,804,807	14,477,975
Advance from customers (including amounts of the consolidated VIEs of RMB1,591,131 and RMB931,969 (US$137,355) as of December 31, 2025 and June 30, 2026, respectively)	137,355	931,969	1,591,131
Value added tax (“VAT”) and other tax payable (including amounts of the consolidated VIEs of RMB658,492 and RMB519,887 (US$76,622) as of December 31, 2025 and June 30, 2026, respectively)	78,539	532,892	658,983
Other payables (including amounts of the consolidated VIEs of RMB11,817,179 and RMB11,914,310 (US$1,755,952) as of December 31, 2025 and June 30, 2026, respectively)	1,755,982	11,914,510	11,817,379
Accrued liabilities (including amounts of the consolidated VIEs of RMB14,231,003 and RMB17,868,137 (US$2,633,438) as of December 31, 2025 and June 30, 2026, respectively)	2,683,437	18,207,391	14,580,658
Short-term loans from third parties (including amounts of the consolidated VIEs of RMB610,637 and RMB1,636,691 (US$241,218) as of December 31, 2025 and June 30, 2026, respectively)	241,218	1,636,691
Amount due to related parties	7,311,332	49,608,117	45,966,864
Operating lease liabilities, current (including amounts of the consolidated VIEs of RMB1,545,002 and RMB1,782,337 (US$262,684) as of December 31, 2025 and June 30, 2026, respectively)	277,586	1,883,447	1,545,002
Total current liabilities	31,084,020	210,908,183	218,168,136
Long-term bank loans, noncurrent (including amounts of the consolidated VIEs of RMB11,000,000 and RMB12,510,000 (US$1,843,746) as of December 31, 2025 and June 30, 2026, respectively)	1,843,746	12,510,000	11,000,000
Operating lease liabilities, noncurrent (including amounts of the consolidated VIEs of RMB1,294,510 and RMB717,528 (US$105,751) as of December 31, 2025 and June 30, 2026, respectively)	118,510	804,099	1,294,510
Total non-current liabilities	54,731,034	371,355,540	370,685,951
Total liabilities	85,815,054	582,263,723	588,854,087
Commitments and contingencies (Note 19)
Deficit
Subscription receivable	(322)	(2,186)	(2,186)
Additional paid-in capital	330,048,656	2,239,413,138	2,023,765,569
Accumulated deficit	(398,800,000)	(2,705,784,183)	(2,475,998,594)
Accumulated other comprehensive loss	(601,018)	(4,077,965)	(1,752,460)
Total Pomdoctor Limited’s shareholders’ deficit	(69,333,509)	(470,434,791)	(453,971,266)
Noncontrolling interests	(5,263,002)	(35,709,994)	(27,325,395)
Total deficit	(74,596,511)	(506,144,785)	(481,296,661)
Total liabilities and deficit	11,218,543	76,118,938	107,557,426
Class A Ordinary Shares
Deficit
Ordinary shares, value	2,210	14,997	14,997
Class B Ordinary Shares
Deficit
Ordinary shares, value	208	1,408	1,408
Related Party
Current assets:
Amount due from related parties (including amounts of the consolidated VIEs of RMB3,637,039 and RMB5,288,382 (US$779,411) as of December 31, 2025 and June 30, 2026, respectively)	779,411	5,288,382	3,637,039
Current liabilities:
Accounts payable – a related party (including amounts of the consolidated VIEs of RMB7,296 and RMB20,588 (US$3,034) as of December 31, 2025 and June 30, 2026, respectively)	3,034	20,588	7,296
Loans from related parties, current (including amounts of the consolidated VIEs of RMB13,821,875 and RMB15,198,309 (US$2,173,329) as of December 31, 2024 and 2025, respectively)	1,851,092	12,559,847	15,198,309
Loans from related parties, noncurrent (including amounts of the consolidated VIEs of RMB356,390,859 and RMB356,040,859 (US$52,473,929) as of December 31, 2025 and June 30, 2026, respectively)	52,473,929	356,040,859	356,390,859
Third Parties
Current liabilities:
Long-term loans from third parties, current (including amounts of the consolidated VIEs of RMB200,000 and RMB150,000 (US$22,107) as of December 31, 2025 and June 30, 2026, respectively)	22,107	150,000	200,000
Short-term loans from third parties (including amounts of the consolidated VIEs of RMB610,637 and RMB1,636,691 (US$241,218) as of December 31, 2025 and June 30, 2026, respectively)	241,218	1,636,691	610,637
Long-term loans from third parties, noncurrent (including amounts of the consolidated VIEs of RMB2,000,582 and RMB2,000,582 (US$294,849) as of December 31, 2025 and June 30, 2026, respectively)	$ 294,849	¥ 2,000,582	¥ 2,000,582